Fees Summary	Feb. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,553,802,907.20
Previously Paid Amount	0.00
Total Fee Amount	214,580.18
Total Offset Amount	0.00
Net Fee	$ 214,580.18